Private Placement (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 06, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Private Placement [Line Items]
Aggregate amount (in Dollars)				$ 7,500,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Purchased an aggregate of shares (in Shares)			4,500,000
Price per share	$ 1.5		$ 1.5
Aggregate amount (in Dollars)			$ 6,750,000
Additional units (in Shares)	500,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Aggregate amount (in Dollars)	$ 750,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Purchased an aggregate of shares (in Shares)		4,500,000	4,500,000
Price per share		$ 1.5
Aggregate amount (in Dollars)		$ 6,750,000	$ 6,750,000
Class A Common Stock [Member]
Private Placement [Line Items]
Exercise price per share	$ 11.5